Condensed Financial Information of Company Cash Flow Statements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income (loss)	$ (2,476)	$ 48,026	$ 38,492
Adjustments to reconcile net income to net cash used in (provided by) operating activities:
Equity income from subsidiaries and variable interest entities	(350)	(2)
Share-based compensation cost	2,214	3,069	2,499
Changes in operating assets and liabilities:
Other non-current asset	(2,347)
Accrued expenses and other current liabilities	(4,166)	2,342	7,252
Net cash (used in) provided by operating activities	293	24,138	23,441
Cash flows from financing activities
Proceeds from option exercise	381	186	374
Repurchase of ordinary shares	(5,825)	(1,906)
Payments of Series A preferred share redemption			(41,363)
Proceeds from issuance of ordinary shares to Aegis, net of issuance cost of US$350			49,278
Payments of shareholder loan			(19,560)
Proceeds from Initial Public Offering			69,023
Payment of IPO expenses			(3,244)
Net cash provided by (used in) financing activities	(18,697)	(7,549)	40,053
Net increase (decrease) in cash and cash equivalents	(22,817)	16,086	68,583
Cash and cash equivalents at the beginning of the year	139,406	123,320	54,737
Cash and cash equivalents at the end of the year	116,589	139,406	123,320
Charm Communications Inc.
Cash flows from operating activities
Net income (loss)	(2,476)	48,026	38,492
Adjustments to reconcile net income to net cash used in (provided by) operating activities:
Equity income from subsidiaries and variable interest entities	(2,114)	(52,742)	(42,171)
Share-based compensation cost	2,214	3,069	2,499
Changes in operating assets and liabilities:
Due from subsidiaries	7,292	(5,137)	(28,964)
Other current assets	1,064	83	(268)
Other non-current asset	(357)
Accrued expenses and other current liabilities	(509)	136	1,184
Net cash (used in) provided by operating activities	5,114	(6,565)	(29,228)
Cash flows from financing activities
Proceeds from option exercise	381	186	374
Repurchase of ordinary shares	(5,825)	(1,906)
Payments of Series A preferred share redemption			(41,363)
Proceeds from issuance of ordinary shares to Aegis, net of issuance cost of US$350			49,278
Payments of shareholder loan			(19,560)
Payments of dividend	(12,556)
Proceeds from Initial Public Offering			69,023
Payment of IPO expenses			(3,244)
Net cash provided by (used in) financing activities	(18,000)	(1,720)	54,508
Net increase (decrease) in cash and cash equivalents	(12,886)	(10,379)	25,280
Cash and cash equivalents at the beginning of the year	15,113	25,492	212
Cash and cash equivalents at the end of the year	$ 2,227	$ 15,113	$ 25,492